Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000234200_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000234200_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.53%
C000234199_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234199_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000234217_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234217_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000234215_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234215_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000234214_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234214_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000234216_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234216_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000234218_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234218_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%
C000217847_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000217847_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000217847_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%
C000217846_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000217846_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000217846_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%
C000217845_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000217845_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000217845_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.09%
C000014858_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000014858_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000014858_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000205012_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000205012_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000205012_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%
C000037750_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037750_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037750_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037746_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037746_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037746_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037749_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037749_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037749_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037747_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037747_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037747_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000014859_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000014859_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000014859_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000205013_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000205013_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000205013_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%
C000069450_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000069450_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000069450_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000069451_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000069451_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000069451_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000069449_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000069449_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000069449_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000069447_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000069447_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000069447_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000053001_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000053001_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000053001_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000205017_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000205017_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000205017_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%
C000053005_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000053005_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000053005_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000053006_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000053006_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000053006_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000053004_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000053004_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000053004_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000053002_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000053002_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000053002_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000014857_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000014857_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000014857_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000205011_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000205011_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000205011_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.40%
C000037744_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037744_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037744_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037745_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037745_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037745_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037743_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037743_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037743_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000037741_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000037741_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000037741_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000052998_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052998_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052998_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000205016_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000205016_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000205016_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000052996_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052996_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052996_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052997_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052997_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052997_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052995_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052995_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052995_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052999_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052999_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052999_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052989_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052989_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052989_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000205015_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000205015_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000205015_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000052993_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052993_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052993_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052994_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052994_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052994_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052992_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052992_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052992_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000052990_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000052990_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000052990_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000014860_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000014860_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000014860_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000205014_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000205014_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000205014_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%
C000037754_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000037754_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000037754_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000037755_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000037755_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000037755_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000037753_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000037753_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000037753_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000037751_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%
C000037751_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.45%)
C000037751_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.84%
C000234198_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234198_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000234197_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000234197_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000234200_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000234200_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000234200_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%
C000234200_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%
C000234199_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%
C000234199_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%
C000234199_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%
C000234199_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%
C000234217_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%
C000234217_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000234217_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
C000234217_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000234215_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000234215_ClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000234215_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
C000234215_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%
C000234215_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
C000234215_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000234214_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%
C000234214_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%
C000234214_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
C000234214_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000234216_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%
C000234216_ClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
C000234216_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%
C000234216_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%
C000234216_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
C000234216_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000234218_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%
C000234218_ClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%
C000234218_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%
C000234218_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000234218_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%
C000234218_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%
C000217847_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%
C000217847_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%
C000217847_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
C000217847_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%
C000217847_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%
C000217847_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
C000217847_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%
C000217847_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%
C000217847_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000217846_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%
C000217846_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%
C000217846_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.63%
C000217846_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%
C000217846_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%
C000217846_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
C000217846_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%
C000217846_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%
C000217846_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000217845_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
C000217845_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.18%
C000217845_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%
C000217845_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%
C000217845_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.74%
C000217845_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
C000217845_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%
C000217845_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%
C000217845_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000014858_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%
C000014858_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.29%
C000014858_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.91%
C000014858_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000014858_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000014858_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000205012_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000205012_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.39%
C000205012_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%
C000205012_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000205012_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000205012_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%
C000037750_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%
C000037750_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.91%
C000037750_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.90%
C000037750_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%
C000037750_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%
C000037750_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.30%
C000037750_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000037750_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000037750_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000037746_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%
C000037746_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.26%
C000037746_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.87%
C000037746_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000037746_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000037746_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000037749_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%
C000037749_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.13%
C000037749_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.91%
C000037749_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000037749_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.13%
C000037749_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.91%
C000037749_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000037749_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000037749_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000037747_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%
C000037747_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.67%
C000037747_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.93%
C000037747_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%
C000037747_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.97%
C000037747_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.58%
C000037747_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.13%
C000037747_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.77%
C000037747_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.15%
C000014859_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
C000014859_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%
C000014859_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.45%
C000014859_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000014859_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000014859_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000205013_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
C000205013_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000205013_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%
C000205013_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000205013_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000205013_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000069450_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%
C000069450_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.13%
C000069450_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.46%
C000069450_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000069450_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.90%
C000069450_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000069450_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000069450_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000069450_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000069451_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%
C000069451_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.46%
C000069451_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.41%
C000069451_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000069451_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000069451_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000069449_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%
C000069449_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000069449_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.46%
C000069449_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%
C000069449_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000069449_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.46%
C000069449_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000069449_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000069449_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000069447_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000069447_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%
C000069447_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.47%
C000069447_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%
C000069447_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.17%
C000069447_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.11%
C000069447_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%
C000069447_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.79%
C000069447_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000053001_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%
C000053001_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.15%
C000053001_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%
C000053001_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000053001_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000053001_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000205017_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%
C000205017_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.23%
C000205017_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%
C000205017_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000205017_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000205017_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%
C000053005_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%
C000053005_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.81%
C000053005_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.44%
C000053005_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%
C000053005_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.57%
C000053005_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.83%
C000053005_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000053005_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000053005_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000053006_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%
C000053006_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.10%
C000053006_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.38%
C000053006_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000053006_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000053006_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000053004_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.13%
C000053004_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.00%
C000053004_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.45%
C000053004_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%
C000053004_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.00%
C000053004_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.45%
C000053004_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000053004_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000053004_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000053002_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
C000053002_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.56%
C000053002_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.46%
C000053002_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%
C000053002_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.83%
C000053002_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.10%
C000053002_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%
C000053002_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.34%
C000053002_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.49%
C000014857_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%
C000014857_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.05%
C000014857_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.48%
C000014857_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000014857_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000014857_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000205011_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%
C000205011_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.14%
C000205011_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%
C000205011_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000205011_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000205011_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000037744_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000037744_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.72%
C000037744_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.51%
C000037744_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%
C000037744_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.47%
C000037744_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.89%
C000037744_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000037744_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000037744_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000037745_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%
C000037745_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%
C000037745_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.45%
C000037745_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000037745_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000037745_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000037743_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%
C000037743_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%
C000037743_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.51%
C000037743_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%
C000037743_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%
C000037743_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.51%
C000037743_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000037743_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000037743_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000037741_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%
C000037741_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%
C000037741_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.52%
C000037741_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.74%
C000037741_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%
C000037741_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.15%
C000037741_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000037741_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%
C000037741_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000052998_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%
C000052998_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.94%
C000052998_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.53%
C000052998_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000052998_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000052998_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.36%
C000205016_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%
C000205016_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%
C000205016_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%
C000205016_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000205016_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000205016_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%
C000052996_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
C000052996_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%
C000052996_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%
C000052996_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000052996_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.37%
C000052996_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.93%
C000052996_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000052996_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000052996_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.36%
C000052997_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%
C000052997_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.90%
C000052997_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.48%
C000052997_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000052997_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000052997_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.36%
C000052995_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.68%
C000052995_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%
C000052995_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%
C000052995_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%
C000052995_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%
C000052995_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.56%
C000052995_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000052995_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000052995_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.36%
C000052999_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%
C000052999_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.39%
C000052999_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.58%
C000052999_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
C000052999_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.63%
C000052999_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.21%
C000052999_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%
C000052999_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%
C000052999_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.36%
C000052989_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052989_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.77%
C000052989_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.47%
C000052989_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052989_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000052989_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%
C000205015_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%
C000205015_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%
C000205015_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000205015_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000205015_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000205015_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%
C000052993_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.09%
C000052993_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.45%
C000052993_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.51%
C000052993_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%
C000052993_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%
C000052993_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.88%
C000052993_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052993_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000052993_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%
C000052994_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%
C000052994_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.72%
C000052994_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.41%
C000052994_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052994_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000052994_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%
C000052992_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%
C000052992_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%
C000052992_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.51%
C000052992_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.39%
C000052992_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%
C000052992_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.51%
C000052992_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052992_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000052992_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%
C000052990_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%
C000052990_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.22%
C000052990_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%
C000052990_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%
C000052990_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.45%
C000052990_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.16%
C000052990_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000052990_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.59%
C000052990_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.27%
C000014860_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%
C000014860_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%
C000014860_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.35%
C000014860_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000014860_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000014860_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000205014_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000205014_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.69%
C000205014_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
C000205014_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000205014_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000205014_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000037754_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000037754_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.36%
C000037754_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.39%
C000037754_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%
C000037754_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.09%
C000037754_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.76%
C000037754_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000037754_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000037754_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000037755_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%
C000037755_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.63%
C000037755_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.30%
C000037755_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000037755_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000037755_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000037753_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
C000037753_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000037753_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000037753_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000037753_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000037753_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.40%
C000037753_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000037753_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000037753_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000037751_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)
C000037751_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.14%
C000037751_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.41%
C000037751_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%
C000037751_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.35%
C000037751_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.02%
C000037751_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000037751_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%
C000037751_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.20%
C000234198_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%
C000234198_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%
C000234198_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%
C000234198_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%
C000234197_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%
C000234197_NoLoadClassMember_2024-10-01_2025-09-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%
C000234197_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000234197_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%